UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2021

Date of reporting period:	06/30/2021

Item 1 – Reports to Stockholders

PGIM SHORT-TERM CORPORATE BOND FUND

SEMIANNUAL REPORT

JUNE 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short-Term Corporate Bond Fund

August 16, 2021

PGIM Short-Term Corporate Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 6/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.00	0.32	2.18	2.27	—
Class C	–0.36	0.82	1.91	1.75	—
Class R	–0.15	2.36	2.35	2.23	—
Class Z	0.14	2.93	2.94	2.77	—
Class R2	–0.06	2.51	N/A	N/A	3.27 (12/27/17)
Class R4	0.15	2.76	N/A	N/A	3.53 (12/27/17)
Class R6	0.19	3.02	3.05	N/A	2.78 (3/2/12)
Bloomberg 1–5 Year US Credit Index
	0.04	1.81	2.92	2.79

Average Annual Total Returns as of 6/30/21 Since Inception (%)
				Class R2, R4 (12/27/17)	Class R6 (3/2/12)
Bloomberg 1–5 Year US Credit Index				3.66	2.71

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Bloomberg 1–5 Year US Credit Index—The Bloomberg 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short-Term Corporate Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 6/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	0.46	0.45
Class C	0.07	–0.30	–0.31
Class R	0.09	0.12	–0.13
Class Z	0.13	0.71	0.68
Class R2	0.10	0.30	–1.73
Class R4	0.12	0.55	–1.53
Class R6	0.13	0.80	0.78

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 6/30/21 (%)
AAA	12.3
AA	10.2
A	24.1
BBB	47.2
BB	3.2
Not Rated	0.8
Cash/Cash Equivalents	2.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short-Term Corporate Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.00	0.75%	$3.72
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class C	Actual	$1,000.00	$996.40	1.48%	$7.33
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
Class R	Actual	$1,000.00	$998.50	1.05%	$5.20
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class Z	Actual	$1,000.00	$1,001.40	0.47%	$2.33
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Class R2	Actual	$1,000.00	$999.40	0.88%	$4.36
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class R4	Actual	$1,000.00	$1,001.50	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R6	Actual	$1,000.00	$1,001.90	0.38%	$1.89
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Fund's fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%

ASSET-BACKED SECURITIES 11.1%

Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.284%(c)	07/15/31	5,000	$5,001,128
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.438(c)	10/13/30	5,000	5,000,123
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29	20,000	20,000,002
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.239(c)	11/27/31	65,000	64,966,135
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.276(c)	07/26/31	10,000	9,999,982
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.544(c)	07/15/32	35,000	35,017,416
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.230(c)	07/17/28	2,708	2,708,607
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.226(c)	05/17/31	14,000	13,986,039
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	10/15/30	15,000	15,000,486
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.884(c)	07/15/31	45,000	45,082,323
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.190(c)	04/15/32	45,000	45,004,725
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.528(c)	07/20/32	32,500	32,504,401
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.888(c)	07/20/31	50,000	50,022,705
Series 2020-12A, Class AR, 144A	— (p)	07/20/34	19,500	19,502,048
CIFC Funding Ltd. (Cayman Islands), Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.156(c)	04/24/31	18,150	18,149,588

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), (cont’d.) Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.320%(c)	10/17/30	20,000	$19,995,976
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.078(c)	04/20/30	99,000	98,881,101
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.414(c)	10/15/29	10,000	10,000,309
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.638(c)	10/20/33	17,500	17,557,080
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.233(c)	04/20/34	49,000	49,005,145
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.934(c)	04/15/29	10,300	10,294,818
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.296(c)	04/25/32	53,375	53,374,968
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	11/15/31	35,000	35,256,155
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.084(c)	10/15/31	41,750	41,895,791
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.306(c)	04/21/31	29,645	29,645,542
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.438(c)	10/12/30	42,093	42,083,352
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.345(c)	06/20/34	40,000	40,023,560
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.055(c)	09/01/31	18,000	18,134,404
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.200(c)	04/17/30	30,000	29,970,768
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	07/15/30	40,000	40,005,512

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.238%(c)	07/20/30	16,750	$16,729,411
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.436(c)	10/30/30	34,622	34,626,474
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.288(c)	07/20/30	27,350	27,354,740
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.284(c)	07/16/31	45,000	45,006,345
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.440(c)	10/17/30	35,000	35,010,451
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.351(c)	07/25/31	21,000	21,000,015
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.286(c)	04/25/31	10,000	10,000,016
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.428(c)	07/20/30	20,000	20,008,924
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.838(c)	10/20/31	16,000	16,084,944
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.246(c)	01/26/31	10,000	9,999,969
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.340(c)	04/18/31	21,243	21,229,011
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.198(c)	10/23/31	40,000	39,941,916
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.168(c)	10/20/30	25,000	24,971,300
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A	0.000(cc)	07/23/33	45,000	45,004,680
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.490(c)	07/17/26	2,480	2,480,339

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.306%(c)	07/20/34	39,500	$39,504,148
TICP CLO Ltd. (Cayman Islands),
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.006(c)	04/26/28	37,903	37,892,495
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.558(c)	04/25/34	32,000	32,036,694
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.648(c)	07/20/32	20,000	20,033,704
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.206(c)	10/25/28	36,896	36,902,431
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.088(c)	10/20/28	24,566	24,565,734
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.438(c)	01/20/32	9,000	9,001,193
York CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.688(c)	04/20/32	7,000	7,009,347
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30	24,432	24,426,398

TOTAL ASSET-BACKED SECURITIES (cost $1,516,447,244)				1,518,890,868

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	68,509,678
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	12,800	13,353,110
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,020,923
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,192,486
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A4	3.311	03/15/49	45,920	49,636,287

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523%	08/15/49	16,726	$16,793,146
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	7,000	7,521,027
Series 2016-C29, Class A3	3.058	05/15/49	11,000	11,527,963
Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,575	8,081,043
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,828,030
Series 2016-BNK01, Class A2	2.399	08/15/49	10,500	10,818,353

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $239,617,804)				240,282,046

CORPORATE BONDS 83.9%

Aerospace & Defense 1.4%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,006,896
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167	02/04/23	30,000	30,112,016
Sr. Unsec’d. Notes(a)	2.700	02/01/27	49,380	51,025,827
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	21,317,038
Sr. Unsec’d. Notes	4.875	05/01/25	22,970	25,744,727
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,253,390
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,742,290
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	429,679
Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,684,203
Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	31,954,740
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	15,000	15,283,104

				193,553,910

Agriculture 1.3%
Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	10,988,230
Gtd. Notes(a)	4.400	02/14/26	3,101	3,507,896
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	7,250	7,701,415
Gtd. Notes	4.700	04/02/27	25,279	28,559,884

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	13

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes(a)	1.668%	03/25/26	34,130	$34,172,328
Gtd. Notes, 144A	3.950	06/15/25	3,000	3,274,855
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	0.875	05/01/26	43,430	42,882,566
Sr. Unsec’d. Notes	1.500	05/01/25	15,400	15,712,430
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	341	378,055
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	35,246,924

				182,424,583

Airlines 0.9%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,448	1,407,905
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	6,564	6,712,596
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	20,670	20,957,314
Sr. Unsec’d. Notes(a)	3.800	04/19/23	3,700	3,838,922
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	20,455	22,021,420
Southwest Airlines Co.,
Sr. Unsec’d. Notes(a)	4.750	05/04/23	20,965	22,501,359
Sr. Unsec’d. Notes	5.125	06/15/27	14,215	16,739,111
Sr. Unsec’d. Notes	5.250	05/04/25	13,915	15,895,051
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,955,963
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,702,510

				127,732,151

Apparel 0.5%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	12,191	12,913,481
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	35,190	35,663,918
Sr. Unsec’d. Notes	2.400	04/23/25	22,475	23,569,348

				72,146,747

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 4.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.660%(c)	08/13/21	7,247	$7,251,166
Gtd. Notes, 144A	1.850	09/15/21	17,495	17,528,815
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.450	03/02/26	28,345	28,481,353
Gtd. Notes, 144A	2.550	08/15/22	14,575	14,918,400
Gtd. Notes, 144A	3.700	05/04/23	25,000	26,393,934
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.087	01/09/23	17,580	17,935,898
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	35,002,726
Sr. Unsec’d. Notes	3.350	11/01/22	13,590	13,922,094
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,900	2,050,857
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	8,531,704
Sr. Unsec’d. Notes	6.800	10/01/27	9,780	12,312,174
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	21,576,609
Gtd. Notes	3.250	01/05/23	5,500	5,707,621
Gtd. Notes	3.700	05/09/23	10,025	10,527,900
Gtd. Notes	3.950	04/13/24	17,555	18,913,712
Sr. Unsec’d. Notes, SOFR + 1.200%	1.235(c)	11/17/23	14,355	14,589,864
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	39,620,337
Sr. Unsec’d. Notes(a)	1.500	06/10/26	14,950	14,871,186
Sr. Unsec’d. Notes	1.700	08/18/23	20,255	20,664,487
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	11,990,253
Sr. Unsec’d. Notes	2.750	06/20/25	26,520	27,927,891
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,847,888
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.043	09/15/23	14,985	15,629,501
Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	4,269,114
Stellantis NV,
Sr. Unsec’d. Notes(a)	5.250	04/15/23	53,358	57,533,349
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	10,000	10,969,947
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	63,290	62,808,832
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	0.750	11/23/22	20,310	20,374,702

				547,152,314

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	15

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.3%
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A	5.000%	10/01/25		32,277	$37,076,659
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A	4.500	04/29/22		6,897	7,087,213

					44,163,872

Banks 23.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.308(c)	04/12/23		6,200	6,282,790
Sr. Unsec’d. Notes	1.849	03/25/26		19,600	19,825,312
Sr. Unsec’d. Notes	2.746	05/28/25		10,000	10,537,014
Sr. Unsec’d. Notes	3.125	02/23/23		6,600	6,871,484
Sr. Unsec’d. Notes	3.500	04/11/22		13,600	13,932,815
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24	(oo)	3,685	3,930,054
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25	(oo)	12,815	13,238,784
Sr. Unsec’d. Notes	0.976(ff)	04/22/25		4,260	4,273,374
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		25,190	25,398,099
Sr. Unsec’d. Notes	3.004(ff)	12/20/23		12,601	13,060,776
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25		29,920	29,885,093
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26		56,790	56,327,318
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26		10,040	10,064,050
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26		49,585	51,122,226
Sr. Unsec’d. Notes, MTN(a)	2.087(ff)	06/14/29		22,800	22,986,233
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25		22,420	23,461,027
Sr. Unsec’d. Notes, MTN	3.124(ff)	01/20/23		42,000	42,632,733
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24		41,821	43,934,590
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24		35,000	37,300,636
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27		65,520	66,072,715
Sub. Notes, MTN	4.000	01/22/25		8,680	9,521,067
Sub. Notes, MTN	4.200	08/26/24		20,000	21,951,971
Sub. Notes, Series L, MTN	3.950	04/21/25		11,000	12,078,794
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN(a)	1.600	04/24/25		26,025	26,716,278
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A(a)	3.750	07/20/23		12,555	13,379,722
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.852(ff)	05/07/26		6,840	7,225,295
Sr. Unsec’d. Notes	3.200	08/10/21		8,000	8,024,590
Sr. Unsec’d. Notes(a)	3.684	01/10/23		42,770	43,495,441
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		23,676	25,545,351
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24		5,124	5,462,661

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323%(ff)	01/13/27		14,800	$14,616,539
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26		4,580	4,722,216
Sr. Unsec’d. Notes, 144A	2.819(ff)	11/19/25		10,245	10,776,529
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		27,787	29,849,470
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25		15,075	15,694,986
Sr. Unsec’d. Notes, 144A	4.000	09/12/23		6,390	6,854,385
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23		16,480	17,077,422
Sub. Notes, 144A, MTN	4.500	03/15/25		3,640	4,015,830
Sub. Notes, 144A, MTN	5.700	10/22/23		10,000	11,082,323
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25	(oo)	26,675	27,502,944
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25	(oo)	15,000	15,503,309
Sr. Unsec’d. Notes(a)	0.981(ff)	05/01/25		26,835	26,901,821
Sr. Unsec’d. Notes	1.122(ff)	01/28/27		58,200	57,383,179
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		81,450	81,099,715
Sr. Unsec’d. Notes	3.142(ff)	01/24/23		11,311	11,481,337
Sr. Unsec’d. Notes	3.352(ff)	04/24/25		33,180	35,389,248
Sr. Unsec’d. Notes	4.044(ff)	06/01/24		8,140	8,673,521
Sr. Unsec’d. Notes	4.500	01/14/22		2,400	2,454,649
Sub. Notes	4.300	11/20/26		8,158	9,217,028
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		9,015	8,871,539
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26		7,005	7,139,420
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	2.950	04/09/25		18,380	19,695,384
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.800	06/09/23		25,000	26,475,941
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		12,675	12,416,010
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26		3,250	3,327,077
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		19,500	20,293,596
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.171(ff)	12/08/23		16,640	16,715,600
Sr. Unsec’d. Notes, 144A(a)	1.621(ff)	09/11/26		2,050	2,049,976
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22		15,370	15,444,935
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23		5,200	5,319,354
Sr. Unsec’d. Notes, 144A(a)	5.375	01/12/24		10,000	11,092,129
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.686	03/19/26		11,140	11,238,445
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		1,935	1,964,842
Sr. Unsec’d. Notes	3.950	02/27/23		19,320	20,280,983

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	17

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Unsec’d. Notes, Series D	5.000%	02/14/22		10,350	$10,626,603
Discover Bank,
Sr. Unsec’d. Notes	2.450	09/12/24		7,500	7,846,772
Sr. Unsec’d. Notes	3.350	02/06/23		9,710	10,124,630
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27		32,540	32,574,366
First Horizon Corp.,
Sr. Unsec’d. Notes(a)	3.550	05/26/23		26,450	27,805,688
FNB Corp.,
Sr. Unsec’d. Notes	2.200	02/24/23		11,845	12,032,539
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, SOFR + 0.790%	0.836(c)	12/09/26		28,200	28,182,342
Sr. Unsec’d. Notes	1.093(ff)	12/09/26		28,400	27,965,072
Sr. Unsec’d. Notes	1.431(ff)	03/09/27		51,705	51,553,041
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		72,845	72,621,424
Sr. Unsec’d. Notes	2.908(ff)	06/05/23		48,970	50,067,720
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		5,000	5,407,718
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23		25,800	26,446,218
Sub. Notes(a)	5.950	01/15/27		13,224	16,115,831
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	0.976(ff)	05/24/25		17,105	17,095,769
Sr. Unsec’d. Notes	3.803(ff)	03/11/25		29,160	31,355,012
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes(a)	3.550	04/09/24		5,400	5,813,862
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		31,245	32,505,224
Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24		17,300	18,400,181
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22	(oo)	11,600	11,741,589
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)	15,824	16,384,018
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21	(oo)	6,846	6,860,777
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25	(oo)	5,225	5,293,261
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%(a)	3.522(c)	10/01/21	(oo)	20,000	20,007,518
Sr. Unsec’d. Notes(a)	1.040(ff)	02/04/27		20,000	19,658,230
Sr. Unsec’d. Notes(a)	1.045(ff)	11/19/26		59,970	59,224,850
Sr. Unsec’d. Notes	1.578(ff)	04/22/27		73,755	74,150,982
Sr. Unsec’d. Notes	2.005(ff)	03/13/26		25,000	25,813,126
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		24,675	25,516,270
Sr. Unsec’d. Notes	2.301(ff)	10/15/25		34,120	35,507,886
Sr. Unsec’d. Notes	3.559(ff)	04/23/24		48,980	51,649,747
Sr. Unsec’d. Notes	3.797(ff)	07/23/24		25,000	26,617,047

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.023%(ff)	12/05/24		25,230	$27,230,818
Sub. Notes	3.375	05/01/23		10,000	10,527,045
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.326(ff)	06/15/23		15,410	15,535,194
Sr. Unsec’d. Notes	2.438(ff)	02/05/26		22,615	23,605,158
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		21,300	21,964,793
Sr. Unsec’d. Notes	3.870(ff)	07/09/25		9,165	9,931,335
Sr. Unsec’d. Notes	3.900	03/12/24		4,765	5,162,228
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.193	02/25/25		22,430	23,344,993
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	0.849(ff)	09/08/24		23,245	23,349,263
Sr. Unsec’d. Notes	1.241(ff)	07/10/24		36,740	37,230,590
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.794(c)	10/15/21	(oo)	17,375	17,445,833
Sr. Unsec’d. Notes	0.790(ff)	05/30/25		24,585	24,488,005
Sr. Unsec’d. Notes(a)	0.985(ff)	12/10/26		50,880	50,126,005
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		33,720	33,952,348
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23		49,430	52,094,318
Sr. Unsec’d. Notes, MTN(a)	0.560(ff)	11/10/23		32,670	32,706,016
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25		15,750	16,581,478
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24		24,110	26,211,818
Sub. Notes, GMTN	4.350	09/08/26		2,500	2,833,190
Sub. Notes, MTN	4.100	05/22/23		35,000	37,244,382
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A(a)	1.200	04/23/23		23,855	24,227,277
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27		19,170	19,169,050
Sr. Unsec’d. Notes	3.875	09/12/23		15,672	16,741,579
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		12,290	13,335,838
Sr. Unsec’d. Notes	4.519(ff)	06/25/24		6,800	7,300,074
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.750	08/28/25		14,855	14,686,781
PNC Bank NA,
Sub. Notes	2.950	01/30/23		4,575	4,743,878
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN	1.150	06/10/25		39,830	40,049,818
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27		12,690	12,663,152
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		23,170	24,213,826
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		29,090	31,296,656

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	19

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348%	01/15/25		17,590	$18,382,915
Sr. Unsec’d. Notes	2.696	07/16/24		31,828	33,641,296
Sr. Unsec’d. Notes	3.102	01/17/23		7,795	8,123,126
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A	1.300	06/02/23		18,270	18,551,374
Truist Bank,
Sr. Unsec’d. Notes	1.500	03/10/25		11,000	11,248,359
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24	(oo)	5,500	5,837,624
Jr. Sub. Notes, Series P	4.950(ff)	09/01/25	(oo)	4,500	4,939,269
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.250	06/01/26		35,460	35,383,455
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24		21,325	21,474,315
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		21,667	22,248,710
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		17,600	17,524,753
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26		6,745	6,835,333
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		126,625	131,377,353
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27		45,795	49,468,117

					3,195,154,026

Beverages 0.5%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26		23,575	24,604,682
Gtd. Notes, 144A	4.450	05/15/25		18,070	20,059,773
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22		3,435	3,498,187
Gtd. Notes	4.750	11/15/24		8,215	9,226,751
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23		2,012	2,144,557
Gtd. Notes	4.417	05/25/25		5,745	6,450,001

					65,983,951

Building Materials 0.5%
Carrier Global Corp.,
Sr. Unsec’d. Notes	2.242	02/15/25		38,920	40,491,631
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25		6,120	6,160,002

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Lennox International, Inc., (cont’d.)
Gtd. Notes	1.700%	08/01/27	2,530	$2,532,391
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,755,046
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	18,329	19,881,688

				72,820,758

Chemicals 2.0%
Celanese US Holdings LLC,
Gtd. Notes	4.625	11/15/22	8,900	9,380,203
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A	4.500	12/01/26	8,000	9,192,130
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	11,559	12,743,281
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	25,000	28,628,323
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	8,208	9,082,152
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.205	11/15/23	30,640	33,171,327
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,379,403
Sr. Unsec’d. Notes	7.250	01/15/24	7,000	8,065,015
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	14,160	15,262,600
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A(a)	1.832	10/15/27	14,385	14,357,474
LYB International Finance III LLC,
Gtd. Notes, 3 Month LIBOR + 1.000%	1.202(c)	10/01/23	17,600	17,627,932
Gtd. Notes	1.250	10/01/25	15,245	15,226,472
Gtd. Notes	2.875	05/01/25	5,290	5,620,111
Mosaic Co. (The),
Sr. Unsec’d. Notes	3.250	11/15/22	43,215	44,733,956
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	6,000	6,284,415
Sr. Unsec’d. Notes	3.625	03/15/24	6,450	6,887,375
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	14,245	15,228,988

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	21

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.750%	06/01/22	1,076	$1,096,939
Westlake Chemical Corp.,
Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,222,873

				273,190,969

Commercial Services 2.2%
Automatic Data Processing, Inc.,
Sr. Unsec’d. Notes	1.700	05/15/28	7,215	7,274,457
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	4,189,686
Sr. Unsec’d. Notes	2.600	12/15/25	7,000	7,375,921
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	14,253,729
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,190,051
Gtd. Notes, 144A	2.700	11/01/23	14,985	15,661,092
Gtd. Notes, 144A	3.300	12/01/26	9,230	10,056,307
Gtd. Notes, 144A	3.800	11/01/25	19,523	21,528,585
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	16,290	17,159,897
IHS Markit Ltd.,
Gtd. Notes, 144A	4.750	02/15/25	20,739	23,202,748
Gtd. Notes, 144A	5.000	11/01/22	15,876	16,623,511
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	13,419,612
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,692,492
Leland Stanford Junior University (The),
Unsec’d. Notes	1.289	06/01/27	12,495	12,514,588
Moody’s Corp.,
Sr. Unsec’d. Notes	3.750	03/24/25	68,500	75,169,157
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	3.500	03/16/23	6,240	6,546,287
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	18,062,957
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,150,165

				301,071,242

Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes	1.125	05/11/25	40,000	40,478,193
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,843,866
Sr. Unsec’d. Notes	3.350	02/09/27	7,000	7,770,274

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes(a)	5.850%	07/15/25		22,500	$26,406,930
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24		21,970	23,485,815
Gtd. Notes	3.700	04/01/22		6,110	6,234,831
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26		15,895	15,947,529
International Business Machines Corp.,
Sr. Unsec’d. Notes	1.700	05/15/27		22,200	22,488,165
Leidos, Inc.,
Gtd. Notes	2.950	05/15/23		7,040	7,320,966
Gtd. Notes	3.625	05/15/25		8,205	8,916,374
NetApp, Inc.,
Sr. Unsec’d. Notes(a)	1.875	06/22/25		18,920	19,465,898

					193,358,841

Diversified Financial Services 1.7%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes	3.000	04/02/25		11,305	12,109,237
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.875	05/01/24		37,750	41,358,623
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25	(oo)	12,500	13,846,082
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.500(cc)	06/12/24		3,870	4,193,485
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes	0.700	06/15/23		22,050	22,146,979
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.500	10/18/23		10,073	10,831,087
Jefferies Group LLC,
Sr. Unsec’d. Notes	5.125	01/20/23		25,625	27,401,194
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.851	07/16/25		16,065	16,404,903
Sr. Unsec’d. Notes	2.648	01/16/25		17,985	18,889,305
Visa, Inc.,
Sr. Unsec’d. Notes	1.900	04/15/27		10,360	10,704,275
Sr. Unsec’d. Notes	3.150	12/14/25		7,000	7,658,664
Western Union Co. (The),
Sr. Unsec’d. Notes(a)	1.350	03/15/26		45,050	44,792,788

					230,336,622

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	23

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 7.5%
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A	1.841%	11/15/23		20,000	$20,350,604
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26		18,650	18,411,697
Gtd. Notes, 144A	3.750	06/15/23		24,100	25,472,565
Ameren Corp.,
Sr. Unsec’d. Notes	1.750	03/15/28		18,710	18,552,511
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I	3.650	12/01/21		9,765	9,900,911
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	6,445,059
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	15,314,824
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes(a)	4.050	04/15/25		33,010	36,653,845
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		8,000	8,133,061
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	24,198,539
Sr. Unsec’d. Notes	2.500	09/01/22		12,160	12,431,230
Sr. Unsec’d. Notes	2.500	09/01/24		21,620	22,624,569
Cleveland Electric Illuminating Co. (The), First Mortgage(a)	5.500	08/15/24		5,925	6,746,475
CMS Energy Corp.,
Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,586,955
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	14,342,717
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24	(oo)	35,129	37,440,954
Sr. Unsec’d. Notes, 144A(a)	2.450	01/15/23		10,000	10,296,362
Sr. Unsec’d. Notes, Series B	2.750	09/15/22		10,000	10,211,466
Sr. Unsec’d. Notes, Series C	2.000	08/15/21		13,955	13,961,404
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22		20,000	20,473,406
Sr. Unsec’d. Notes, Series C	2.529	10/01/24		38,222	40,154,920
Sr. Unsec’d. Notes, Series D	3.700	08/01/23		6,650	7,063,757
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		41,902	41,833,908
Duke Energy Corp.,
Sr. Unsec’d. Notes	1.800	09/01/21		15,715	15,730,738
Duke Energy Progress LLC,
First Mortgage	3.375	09/01/23		6,690	7,099,456
Edison International,
Sr. Unsec’d. Notes	4.950	04/15/25		28,800	31,915,694

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750%	04/06/23	10,890	$11,294,164
Gtd. Notes, 144A	2.875	05/25/22	23,170	23,682,815
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	32,125	31,741,704
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,821,755
Entergy Gulf States Louisiana LLC,
First Mortgage	5.590	10/01/24	3,601	4,138,071
Evergy Metro, Inc.,
Sec’d. Notes	3.650	08/15/25	15,750	17,312,760
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,488,370
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	90,279	92,580,512
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A	3.350	07/15/22	25,000	25,406,823
Georgia Power Co.,
Sr. Unsec’d. Notes(a)	5.750	04/15/23	2,000	2,145,183
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,652,960
MidAmerican Energy Co.,
First Mortgage	3.100	05/01/27	2,000	2,185,015
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	4,236	4,564,624
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.800	01/15/23	14,510	14,997,960
Gtd. Notes	3.150	04/01/24	17,375	18,482,177
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.750	06/15/24	9,285	9,887,708
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	27,200	27,193,687
First Mortgage	3.000	06/15/28	12,000	12,053,631
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25	38,970	39,259,126
PSEG Power LLC,
Gtd. Notes	3.850	06/01/23	15,435	16,377,217
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	26,357,118
Sr. Unsec’d. Notes(a)	2.875	06/15/24	14,045	14,898,076
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,597,684
Sr. Sec’d. Notes	6.000	09/01/21	10,446	10,541,035

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	25

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Puget Energy, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	2.379%	06/15/28	9,809	$9,908,252
Sempra Energy,
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	17,603,062
Southern California Edison Co.,
First Mortgage, Series D	3.400	06/01/23	36,132	37,955,279
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	18,440,204
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.050	03/15/25	5,897	6,318,190
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	30,525	32,267,784

				1,030,500,573

Electronics 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes	4.150	06/15/23	16,030	17,027,329

Foods 1.0%
Campbell Soup Co.,
Sr. Unsec’d. Notes(a)	3.950	03/15/25	14,769	16,280,263
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	62,344	66,415,162
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,685,193
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	17,093,926
Sysco Corp.,
Gtd. Notes	5.650	04/01/25	8,820	10,229,450
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	3.900	09/28/23	4,320	4,628,620

				138,332,614

Forest Products & Paper 0.2%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(a)	1.750	09/30/25	23,870	24,468,328
Smurfit Kappa Treasury Funding DAC (Ireland),
Gtd. Notes(a)	7.500	11/20/25	3,902	4,838,018

				29,306,346

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	16,559	$18,224,496
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	5,542,516
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	0.700	03/02/23	15,430	15,430,955
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	10,493,347
NiSource, Inc.,
Sr. Unsec’d. Notes	0.950	08/15/25	29,120	28,900,211

				78,591,525

Healthcare-Products 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes	3.450	03/01/24	18,915	20,198,318
Sr. Unsec’d. Notes	4.125	10/01/23	7,000	7,477,618

				27,675,936

Healthcare-Services 1.6%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.800	06/15/23	41,379	43,068,838
Anthem, Inc.,
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,346,742
Bon Secours Mercy Health, Inc.,
Sec’d. Notes	1.350	06/01/25	2,775	2,773,090
CommonSpirit Health,
Sr. Sec’d. Notes	2.760	10/01/24	23,576	24,816,581
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	28,949	31,031,023
Sr. Sec’d. Notes	5.000	03/15/24	17,500	19,342,304
Sr. Sec’d. Notes	5.250	04/15/25	9,400	10,764,614
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,457,931
Humana, Inc.,
Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,800,169
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.300	12/01/24	15,525	16,257,522
Sr. Unsec’d. Notes	3.250	09/01/24	2,320	2,483,517
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,625,443

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	27

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450%	06/01/26	6,256	$6,868,169
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A	2.375	01/28/27	10,800	11,378,701
Sutter Health,
Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	11,351,682

				217,366,326

Home Builders 0.3%
D.R. Horton, Inc.,
Gtd. Notes	2.500	10/15/24	20,165	21,147,337
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	15,600	15,756,204

				36,903,541

Home Furnishings 0.4%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536	07/19/22	29,325	29,896,340
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	28,951,138

				58,847,478

Household Products/Wares 0.1%
Church & Dwight Co., Inc.,
Sr. Unsec’d. Notes	2.450	08/01/22	13,840	14,131,084

Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/22	10,895	11,105,208
Sr. Unsec’d. Notes	4.350	04/01/23	30,200	31,733,620
Sr. Unsec’d. Notes	4.700	04/01/26	15,075	16,807,368
Sr. Unsec’d. Notes	4.875	06/01/25	2,500	2,769,987

				62,416,183

Insurance 1.2%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	9,611,469
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	5,052,108
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,648,217

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

CNA Financial Corp., (cont’d.)
Sr. Unsec’d. Notes	3.950%	05/15/24	10,034	$10,872,432
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A	0.904	08/12/25	17,200	17,017,426
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	14,168	15,153,653
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,510	2,614,466
Principal Financial Group, Inc.,
Gtd. Notes	3.125	05/15/23	3,500	3,673,798
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A(a)	0.875	01/12/26	22,970	22,557,418
Protective Life Global Funding,
Sec’d. Notes, 144A	1.082	06/09/23	20,125	20,359,761
Trinity Acquisition PLC,
Gtd. Notes	3.500	09/15/21	9,895	9,932,329
Unum Group,
Sr. Unsec’d. Notes	4.000	03/15/24	29,359	31,704,309
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,544,616

				170,742,002

Internet 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes	1.200	06/03/27	5,000	4,974,247
Sr. Unsec’d. Notes	1.650	05/12/28	17,390	17,530,168
Expedia Group, Inc.,
Gtd. Notes	4.625	08/01/27	14,500	16,383,507

				38,887,922

Iron/Steel 0.3%
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes	1.300	08/15/25	9,130	9,150,771
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650	10/15/27	7,750	7,725,252
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	3,246,849
Sr. Unsec’d. Notes	2.800	12/15/24	16,543	17,459,656

				37,582,528

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	29

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.6%
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.300%	02/15/26	1,750	$1,767,268
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.200	08/08/24	19,205	20,154,430
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,666,804
Sr. Unsec’d. Notes, Series EE(a)	5.750	05/01/25	9,250	10,680,822
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,725,660
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	3,000	3,208,053
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes(a)	4.600	08/08/23	10,800	11,468,491

				86,671,528

Machinery-Construction & Mining 0.2%
Weir Group PLC (The) (United Kingdom),
Sr. Unsec’d. Notes, 144A	2.200	05/13/26	23,685	23,752,354

Machinery-Diversified 0.5%
John Deere Capital Corp.,
Sr. Unsec’d. Notes	3.650	10/12/23	1,860	1,998,701
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	2.293	04/05/27	13,945	14,490,157
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes(a)	3.200	06/15/25	4,000	4,262,138
Gtd. Notes	3.450	11/15/26	25,396	27,304,491
Gtd. Notes	4.375	08/15/23	1,720	1,823,158
Gtd. Notes	4.400	03/15/24	3,900	4,229,410
Gtd. Notes	4.950	09/15/28	8,770	10,186,616

				64,294,671

Media 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.464	07/23/22	49,305	51,037,001
Sr. Sec’d. Notes	4.908	07/23/25	42,252	47,908,554
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	7,540,267
Gtd. Notes	3.700	04/15/24	11,340	12,291,070
Gtd. Notes	3.950	10/15/25	23,007	25,749,488

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	8,803	$9,396,573
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,183	18,685,721
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	571,039
ViacomCBS, Inc.,
Jr. Sub. Notes(a)	5.875(ff)	02/28/57	5,449	5,544,406
Sr. Unsec’d. Notes	3.500	01/15/25	5,000	5,376,568
Sr. Unsec’d. Notes	4.750	05/15/25	41,757	47,243,658

				231,344,345

Mining 0.2%
Kinross Gold Corp. (Canada),
Gtd. Notes	5.950	03/15/24	5,758	6,439,055
Newmont Corp.,
Gtd. Notes	3.700	03/15/23	723	755,321
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.750	02/01/23	8,065	8,319,468
Sr. Unsec’d. Notes	4.750	01/15/22	14,157	14,297,408
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	1,925	2,124,225

				31,935,477

Miscellaneous Manufacturing 0.8%
General Electric Co.,
Sr. Unsec’d. Notes(a)	3.450	05/01/27	16,665	18,332,690
Hillenbrand, Inc.,
Gtd. Notes	5.000	09/15/26	16,150	17,974,266
Pentair Finance Sarl,
Gtd. Notes	3.150	09/15/22	25,000	25,368,077
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	1.200	03/11/26	25,200	25,206,207
Gtd. Notes, 144A	1.700	03/11/28	9,700	9,750,731
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	6,583,490
Sr. Unsec’d. Notes	3.875	03/01/25	2,750	3,000,613

				106,216,074

Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	11,000	12,267,253

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	31

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 4.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000%	01/15/25	34,734	$36,500,418
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A	4.000	10/15/21	4,000	4,041,683
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,693,513
Gtd. Notes	3.790	02/06/24	10,800	11,649,041
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes(a)	2.950	01/15/23	11,400	11,811,490
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	6,555	6,690,097
Sr. Unsec’d. Notes(a)	3.800	09/15/23	5,948	6,272,844
Sr. Unsec’d. Notes	3.950	04/15/22	7,850	7,988,990
Sr. Unsec’d. Notes	4.000	04/15/24	5,225	5,595,450
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	31,423,773
Gtd. Notes	4.500	04/15/23	5,035	5,251,184
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A	5.250	10/15/27	22,365	24,042,449
Sr. Unsec’d. Notes, 144A	5.875	06/15/28	4,000	4,445,391
Diamondback Energy, Inc.,
Gtd. Notes	0.900	03/24/23	12,575	12,577,705
Gtd. Notes	2.875	12/01/24	57,275	60,543,997
Gtd. Notes	3.250	12/01/26	7,050	7,555,653
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	2.992	03/19/25	20,000	21,459,226
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes(a)	4.650	03/15/25	13,715	15,266,368
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	07/15/26	27,150	27,211,424
Marathon Oil Corp.,
Sr. Unsec’d. Notes	3.850	06/01/25	16,076	17,510,607
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes(a)	3.800	04/01/28	7,265	8,092,380
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.119(s)	10/10/36	36,950	19,214,000
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26	5,500	6,201,567
Gtd. Notes(a)	5.625	07/01/24	46,900	52,195,854
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A	5.625	10/15/27	22,598	24,411,254

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.490%	01/23/27	18,100	$19,079,131
Gtd. Notes(a)	6.840	01/23/30	31,103	32,054,663
Phillips 66,
Gtd. Notes	3.850	04/09/25	1,835	2,019,657
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.750	01/15/24	16,015	16,014,165
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	10,845,541
Sr. Unsec’d. Notes(a)	4.450	01/15/26	25,000	28,194,898
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	8,256,774
Sr. Unsec’d. Notes	2.850	04/15/25	4,600	4,877,409

				563,988,596

Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes	2.773	12/15/22	21,720	22,434,056

Packaging & Containers 1.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	11,905	11,929,556
Sr. Sec’d. Notes, 144A(a)	1.570	01/15/26	56,497	56,569,826
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	62,035,646
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,455,072
WRKCo, Inc.,
Gtd. Notes	3.750	03/15/25	10,190	11,130,074

				153,120,174

Pharmaceuticals 5.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.600	11/21/24	24,939	26,306,755
Sr. Unsec’d. Notes	2.950	11/21/26	58,721	63,127,244
Sr. Unsec’d. Notes	3.600	05/14/25	23,064	25,178,369
Sr. Unsec’d. Notes	3.800	03/15/25	26,273	28,733,258
Sr. Unsec’d. Notes	3.850	06/15/24	36,962	40,076,550
Allergan Funding SCS,
Gtd. Notes	3.450	03/15/22	1,350	1,366,631

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	33

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Allergan Funding SCS, (cont’d.)
Gtd. Notes(a)	3.800%	03/15/25	13,136	$13,940,561
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A(a)	2.200	07/15/22	14,455	14,606,532
Gtd. Notes, 144A	3.375	07/15/24	10,600	11,286,879
Gtd. Notes, 144A	3.875	12/15/23	14,490	15,520,315
Gtd. Notes, 144A	4.250	12/15/25	4,913	5,477,442
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.894	06/06/22	38,869	39,717,092
Sr. Unsec’d. Notes	3.363	06/06/24	25,000	26,783,221
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(a)	2.750	02/15/23	30,500	31,612,187
Sr. Unsec’d. Notes	2.900	07/26/24	7,477	7,973,395
Sr. Unsec’d. Notes	3.250	02/20/23	11,546	12,062,636
Sr. Unsec’d. Notes	3.875	08/15/25	1,885	2,097,586
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	10,700	10,914,593
Sr. Unsec’d. Notes	3.200	03/15/23	21,899	22,872,582
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	14,900	15,422,660
Gtd. Notes	3.250	04/15/25	14,615	15,751,792
Gtd. Notes	3.400	03/01/27	27,313	29,970,721
Gtd. Notes	3.500	06/15/24	7,000	7,510,359
Gtd. Notes	4.500	02/25/26	26,568	30,249,646
Sr. Unsec’d. Notes(a)	1.250	03/15/26	8,000	8,024,079
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700	03/09/23	837	881,176
Sr. Unsec’d. Notes(a)	3.875	07/20/25	19,000	20,978,623
Sr. Unsec’d. Notes	4.300	03/25/28	42,183	48,459,980
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	32,567,455
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,245,272
EMD Finance LLC (Germany),
Gtd. Notes, 144A	3.250	03/19/25	5,000	5,370,095
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	5,085	5,455,001
Gtd. Notes, 144A	3.125	01/15/23	26,100	27,054,965
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	31,385	32,845,057
Gtd. Notes	3.200	09/23/26	7,300	7,923,801
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes	2.200	07/21/21	11,082	11,071,797

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950%	06/15/26	30,330	$33,413,260
Viatris, Inc.,
Gtd. Notes, 144A	2.300	06/22/27	17,625	17,980,156

				751,829,723

Pipelines 2.7%
El Paso Natural Gas Co. LLC,
Gtd. Notes	8.625	01/15/22	2,675	2,790,142
Energy Transfer LP,
Jr. Sub. Notes, Series G(oo)	7.125(ff)	05/15/30	12,892	13,309,292
Sr. Unsec’d. Notes	5.875	01/15/24	64,160	71,076,975
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,859,058
Enterprise Products Operating LLC,
Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	9,311,567
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.750	07/15/23	1,566	1,634,933
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,322,890
Gtd. Notes	4.150	02/01/24	16,886	18,205,725
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.200	03/15/25	2,900	3,067,280
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	3,165	3,216,586
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,334,594
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,956,763
Sr. Unsec’d. Notes(a)	4.125	03/01/27	11,570	12,918,604
Sr. Unsec’d. Notes	4.500	07/15/23	7,725	8,267,922
Sr. Unsec’d. Notes	4.875	12/01/24	22,500	25,200,978
Sr. Unsec’d. Notes(a)	4.875	06/01/25	12,500	14,113,012
ONEOK Partners LP,
Gtd. Notes	3.375	10/01/22	6,670	6,854,023
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	22,520	23,697,796
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.450	12/15/24	14,860	15,510,515
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,754,560
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	10,721,068

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	35

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	4.650%	10/15/25	16,430	$18,383,970
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	13,169,484
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27	3,575	4,519,542
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,531,026
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,403,412
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,129,882
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,578,270
Sr. Unsec’d. Notes	4.300	03/04/24	22,995	24,997,588
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	11,590,743

				363,428,200

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	18,000	18,320,803
Sr. Unsec’d. Notes, 144A(a)	3.875	03/20/27	8,250	9,105,162

				27,425,965

Real Estate Investment Trusts (REITs) 2.6%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN	3.450	06/01/25	5,774	6,306,554
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,693,763
Gtd. Notes	4.100	10/01/24	15,500	16,802,891
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	26,313	26,327,415
Corporate Office Properties LP,
Gtd. Notes	2.250	03/15/26	6,860	7,051,768
Crown Castle International Corp.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,689,647
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes	2.900	11/15/24	14,450	15,255,195
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	27,550	27,100,986

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350%	09/01/24	15,603	$16,531,176
Gtd. Notes	5.250	06/01/25	28,802	32,446,416
Gtd. Notes(a)	5.375	04/15/26	12,355	14,218,035
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,951,911
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	33,196	34,983,528
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	4,392,572
Kimco Realty Corp.,
Sr. Unsec’d. Notes(a)	1.900	03/01/28	35,310	35,341,297
Sabra Health Care LP,
Gtd. Notes	4.800	06/01/24	5,315	5,811,158
Simon Property Group LP,
Sr. Unsec’d. Notes	2.000	09/13/24	16,800	17,404,949
Spirit Realty LP,
Gtd. Notes(a)	2.100	03/15/28	14,165	14,114,653
VEREIT Operating Partnership LP,
Gtd. Notes(a)	2.200	06/15/28	11,225	11,415,625
Gtd. Notes	3.400	01/15/28	31,500	34,342,384
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	6,774,854
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	5,262,129
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	8.500	01/15/25	7,400	9,241,399
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	1,100	1,236,555

				360,696,860

Retail 1.3%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A(a)	0.800	02/10/24	16,850	16,811,507
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A(a)	3.550	07/26/27	24,993	27,502,394
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)	3.125	04/18/24	28,390	30,225,793
Costco Wholesale Corp.,
Sr. Unsec’d. Notes	1.375	06/20/27	17,375	17,494,327
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	13,205,511
Sr. Unsec’d. Notes	4.000	05/15/25	14,425	15,919,824

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	37

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875%	04/15/26	33,315	$32,633,537
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	2,206,740
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850	07/08/24	19,540	20,827,575

				176,827,208

Savings & Loans 0.3%
First Niagara Financial Group, Inc.,
Sub. Notes	7.250	12/15/21	12,000	12,372,195
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN	3.622(ff)	04/26/23	23,490	24,085,841

				36,458,036

Semiconductors 1.9%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26	75,432	82,098,267
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	29,460	31,062,006
Microchip Technology, Inc.,
Sr. Sec’d. Notes	2.670	09/01/23	84,009	87,482,330
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A	3.875	09/01/22	20,800	21,576,530
Gtd. Notes, 144A	4.625	06/01/23	22,975	24,689,155
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	0.900	06/01/23	11,785	11,815,577
Sr. Unsec’d. Notes	1.800	06/01/26	7,000	7,098,901

				265,822,766

Software 1.6%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes(a)	1.250	03/01/26	24,075	23,800,714
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	14,206,822
Sr. Unsec’d. Notes(a)	1.650	03/01/28	14,285	14,198,653
Fiserv, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,352,965
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,868,318
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	7,079,854

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	2.500%	04/01/25	88,696	$93,168,712
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	35,347,545
Sr. Unsec’d. Notes(a)	3.650	09/15/23	14,750	15,728,544

				216,752,127

Telecommunications 3.2%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650	02/01/28	26,730	26,531,087
Sr. Unsec’d. Notes	1.700	03/25/26	41,430	41,875,120
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	36,220,876
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	52,241	55,536,225
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,664,209
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	1.162	04/03/26	31,055	30,964,421
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22	15,000	15,939,093
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	18,655	21,560,426
Gtd. Notes	7.625	02/15/25	6,950	8,255,383
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A	3.360	03/20/23	1,563	1,570,903
T-Mobile USA, Inc.,
Sr. Sec’d. Notes(a)	2.050	02/15/28	6,765	6,855,146
Sr. Sec’d. Notes	3.500	04/15/25	55,926	60,649,899
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.850	11/20/25	74,040	73,135,835
Sr. Unsec’d. Notes	2.100	03/22/28	31,185	31,845,427
Sr. Unsec’d. Notes	3.376	02/15/25	20,575	22,353,971

				440,958,021

Toys/Games/Hobbies 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes	2.600	11/19/22	19,840	20,404,221

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	39

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	7.000%	12/15/25	3,750	$4,687,607
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	21,947,774
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	26,000	27,661,369

				54,296,750

Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	10,843,590
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	25,853,038

				36,696,628

TOTAL CORPORATE BONDS (cost $11,213,955,634)				11,505,022,406

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.7%
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.692(c)	12/11/21	34,720	34,763,123
Series 2021-10, Class A1X, 144A	0.000(cc)	02/22/23	24,990	25,034,677
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR
+ 1.750% (Cap N/A, Floor 1.750%)	1.860(c)	03/31/23	24,960	25,061,627
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.907(c)	12/25/22	12,453	12,510,401

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $97,122,658)				97,369,828

U.S. TREASURY OBLIGATIONS(k) 0.1%
U.S. Treasury Notes	1.125	02/28/22	4,200	4,229,367
U.S. Treasury Notes	1.250	03/31/28	3,545	3,559,402
U.S. Treasury Notes	1.500	08/31/21	6,000	6,014,063
U.S. Treasury Notes	1.750	06/15/22	605	614,571
U.S. Treasury Notes	1.750	12/31/24	295	307,007

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,664,226)				14,724,410

See Notes to Financial Statements.

40

Description	Shares	Value

PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40(c)
(cost $3,342,000)	132,000	$3,682,800

TOTAL LONG-TERM INVESTMENTS (cost $13,085,149,566)		13,379,972,358

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS 3.7%
PGIM Core Ultra Short Bond Fund(wa)	216,318,622	216,318,622
PGIM Institutional Money Market Fund (cost $286,386,751; includes $286,366,600 of cash collateral for securities on loan)(b)(wa)	286,598,855	286,426,895

TOTAL AFFILIATED MUTUAL FUNDS (cost $502,705,373)		502,745,517

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BOND 0.2%

Electric
Pacific Gas & Electric Co., First Mortgage, 3 Month LIBOR + 1.375% (cost $27,770,000)	1.531%(c)	11/15/21	27,770,000	27,796,800

TOTAL SHORT-TERM INVESTMENTS (cost $530,475,373)				530,542,317

TOTAL INVESTMENTS 101.5% (cost $13,615,624,939)				13,910,514,675
Liabilities in excess of other assets(z) (1.5)%				(203,051,841)

NET ASSETS 100.0%				$13,707,462,834

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	41

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,973,571; cash collateral of $286,366,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8,664	2 Year U.S. Treasury Notes	Sep. 2021	$1,908,855,183	$(2,976,620)
5,398	5 Year U.S. Treasury Notes	Sep. 2021	666,273,467	(1,206,082)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	385,375	13,823

				(4,168,879)

Short Positions:
5,597	10 Year U.S. Treasury Notes	Sep. 2021	741,602,500	(4,955,983)

See Notes to Financial Statements.

42

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
9	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$1,324,828	$(26,090)
84	20 Year U.S. Treasury Bonds	Sep. 2021	13,503,000	(398,059)

				(5,380,132)

				$(9,549,011)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(616,019)	$(702,991)	$(86,972)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	1.327%	$7,142,036	$7,096,952	$(45,084)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(152,014)	$(97,269)	$(54,745)	Goldman Sachs International
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	(5,564)	129,536	(135,100)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(48,959)	129,214	(178,173)	Morgan Stanley & Co. International PLC

				$(206,537)	$161,481	$(368,018)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	43

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$258,750	$(97,269)	$—	$(368,018)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$24,890,000	$14,413,569

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

44

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,518,890,868	$—
Commercial Mortgage-Backed Securities.	—	240,282,046	—
Corporate Bonds	—	11,505,022,406	—
Residential Mortgage-Backed Securities	—	97,369,828	—
U.S. Treasury Obligations	—	14,724,410	—
Preferred Stock	3,682,800	—	—
Short-Term Investments
Affiliated Mutual Funds.	502,745,517	—	—
Corporate Bond	—	27,796,800	—

Total	$506,428,317	$13,404,086,358	$—

Other Financial Instruments*
Assets
Futures Contracts	$13,823	$—	$—

Liabilities
Futures Contracts	$(9,562,834)	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	(132,056)	—
OTC Credit Default Swap Agreements	—	(206,537)	—

Total	$(9,562,834)	$(338,593)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	23.3%
Collateralized Loan Obligations	11.1
Electric	7.7
Pharmaceuticals	5.5
Oil & Gas	4.1
Auto Manufacturers	4.0
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	3.7
Telecommunications	3.2

Pipelines	2.7%
Real Estate Investment Trusts (REITs)	2.6
Commercial Services	2.2
Chemicals	2.0
Semiconductors	1.9
Commercial Mortgage-Backed Securities	1.8
Media	1.7
Diversified Financial Services	1.7
Healthcare-Services	1.6
Software	1.6
Aerospace & Defense	1.4

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	45

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Industry Classification (continued):

Computers	1.4%
Agriculture	1.3
Retail	1.3
Insurance	1.2
Packaging & Containers	1.1
Foods	1.0
Airlines	0.9
Miscellaneous Manufacturing	0.8
Residential Mortgage-Backed Securities	0.7
Lodging	0.6
Gas	0.6
Building Materials	0.5
Apparel	0.5
Beverages	0.5
Machinery-Diversified	0.5
Housewares	0.5
Home Furnishings	0.4
Transportation	0.4
Auto Parts & Equipment	0.3
Internet	0.3
Iron/Steel	0.3

Home Builders	0.3%
Trucking & Leasing	0.3
Savings & Loans	0.3
Mining	0.2
Forest Products & Paper	0.2
Healthcare-Products	0.2
Real Estate	0.2
Machinery-Construction & Mining	0.2
Oil & Gas Services	0.2
Toys/Games/Hobbies	0.1
Electronics	0.1
U.S. Treasury Obligations	0.1
Household Products/Wares	0.1
Office/Business Equipment	0.1

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$132,056	*
Credit contracts	Premiums paid for OTC swap agreements	258,750		Premiums received for OTC swap agreements	97,269
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	368,018
Interest rate contracts	Due from/to broker-variation margin futures	13,823	*	Due from/to broker- variation margin futures	9,562,834	*

		$272,573			$10,160,177

See Notes to Financial Statements.

46

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(121,888)
Interest rate contracts	19,557,988	—

Total	$19,557,988	$(121,888)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(114,999)
Interest rate contracts	(11,531,858)	—

Total	$(11,531,858)	$(114,999)

For the six months ended June 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,426,040,527	$721,391,727

Credit Default Swap Agreements— Buy Protection(1)	Credit Default Swap Agreements— Sell Protection(1)
$23,765,000	$13,333,333

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	47

Schedule of Investments  (unaudited) (continued)

as of June 30, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$280,973,571	$(280,973,571)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs International	$129,536	$(287,114)	$(157,578)	$—	$(157,578)
Morgan Stanley & Co. International PLC	129,214	(178,173)	(48,959)	—	(48,959)

	$258,750	$(465,287)	$(206,537)	$—	$(206,537)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities (unaudited)

as of June 30, 2021

Assets
Investments at value, including securities on loan of $280,973,571:
Unaffiliated investments (cost $13,112,919,566)	$13,407,769,158
Affiliated investments (cost $502,705,373)	502,745,517
Dividends and interest receivable	85,929,593
Receivable for Fund shares sold	46,621,366
Deposit with broker for centrally cleared/exchange-traded derivatives	24,890,000
Premiums paid for OTC swap agreements	258,750
Due from broker—variation margin swaps	35,744
Prepaid expenses	11,852

Total Assets	14,068,261,980

Liabilities
Payable to broker for collateral for securities on loan	286,366,600
Payable for Fund shares purchased	35,480,166
Payable for investments purchased	27,072,111
Management fee payable	3,960,537
Dividends payable	3,853,902
Accrued expenses and other liabilities	1,775,516
Due to broker—variation margin futures	985,464
Distribution fee payable	760,087
Unrealized depreciation on OTC swap agreements	368,018
Premiums received for OTC swap agreements	97,269
Affiliated transfer agent fee payable	57,509
Directors’ fees payable	21,967

Total Liabilities	360,799,146

Net Assets	$13,707,462,834

Net assets were comprised of:
Common stock, at par	$ 12,090,925
Paid-in capital in excess of par	13,768,966,929
Total distributable earnings (loss)	(73,595,020)

Net assets, June 30, 2021	$13,707,462,834

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	49

Statement of Assets and Liabilities (unaudited)

as of June 30, 2021

Class A
Net asset value and redemption price per share, ($1,878,748,625 ÷ 166,075,467 shares of common stock issued and outstanding)	$11.31
Maximum sales charge (2.25% of offering price)	0.26

Maximum offering price to public	$11.57

Class C
Net asset value, offering price and redemption price per share, ($380,903,400 ÷ 33,671,373 shares of common stock issued and outstanding)	$11.31

Class R
Net asset value, offering price and redemption price per share, ($139,390,027 ÷ 12,322,392 shares of common stock issued and outstanding)	$11.31

Class Z
Net asset value, offering price and redemption price per share, ($8,962,385,326 ÷ 790,317,105 shares of common stock issued and outstanding)	$11.34

Class R2
Net asset value, offering price and redemption price per share, ($1,619,392 ÷ 142,582 shares of common stock issued and outstanding)	$11.36

Class R4
Net asset value, offering price and redemption price per share, ($1,248,229 ÷ 109,911 shares of common stock issued and outstanding)	$11.36

Class R6
Net asset value, offering price and redemption price per share, ($2,343,167,835 ÷ 206,453,692 shares of common stock issued and outstanding)	$11.35

See Notes to Financial Statements.

50

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

Net Investment Income (Loss)
Income
Interest income	$146,165,199
Affiliated dividend income	170,551
Income from securities lending, net (including affiliated income of $99,112)	128,791
Unaffiliated dividend income	109,825

Total income	146,574,366

Expenses
Management fee	24,483,347
Distribution fee(a)	4,864,045
Shareholder servicing fees(a)	962
Transfer agent’s fees and expenses (including affiliated expense of $183,732)(a)	5,645,967
Registration fees(a)	343,583
Custodian and accounting fees	314,146
Shareholders’ reports	158,634
SEC registration fees	103,184
Directors’ fees	79,007
Legal fees and expenses	39,798
Audit fee	20,224
Miscellaneous	86,587

Total expenses	36,139,484
Less: Fee waiver and/or expense reimbursement(a)	(1,341,757)
Distribution fee waiver(a)	(174,642)

Net expenses	34,623,085

Net investment income (loss)	111,951,281

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(31,620))	36,075,945
Futures transactions	19,557,988
Swap agreement transactions	(121,888)

55,512,045

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,196)	(138,072,561)
Futures	(11,531,858)
Swap agreements	(114,999)

(149,719,418)

Net gain (loss) on investment transactions	(94,207,373)

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,743,908

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	51

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,269,452	2,069,180	523,925	—	1,488	—	—
Shareholder servicing fees	—	—	—	—	595	367	—
Transfer agent’s fees and expenses	975,777	190,446	106,369	4,360,549	731	389	11,706
Registration fees	128,066	18,782	13,061	110,650	13,308	13,308	46,408
Fee waiver and/or expense reimbursement	(82,884)	(18,892)	(6,378)	(1,056,003)	(13,204)	(13,184)	(151,212)
Distribution fee waiver	—	—	(174,642)	—	—	—	—

See Notes to Financial Statements.

52

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 111,951,281	$ 240,275,721
Net realized gain (loss) on investment transactions	55,512,045	83,129,210
Net change in unrealized appreciation (depreciation) on investments	(149,719,418)	286,673,377

Net increase (decrease) in net assets resulting from operations	17,743,908	610,078,308

Dividends and Distributions
Distributions from distributable earnings
Class A	(17,716,698)	(45,602,484)
Class B	—	(6,140)
Class C	(2,537,044)	(8,399,708)
Class R	(1,156,345)	(2,665,598)
Class Z	(95,601,673)	(178,276,914)
Class R2	(10,864)	(9,782)
Class R4	(7,567)	(8,357)
Class R6	(23,617,790)	(39,118,669)

	(140,647,981)	(274,087,652)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,287,390,959	6,942,915,326
Net asset value of shares issued in reinvestment of dividends and distributions	118,212,300	231,608,249
Cost of shares purchased	(2,245,755,212)	(4,708,746,606)

Net increase (decrease) in net assets from Fund share transactions	1,159,848,047	2,465,776,969

Total increase (decrease)	1,036,943,974	2,801,767,625

Net Assets:
Beginning of period	12,670,518,860	9,868,751,235

End of period	$13,707,462,834	$12,670,518,860

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	53

Notes to Financial Statements  (unaudited)

1.    Organization

PGIM Short-Term Corporate Bond Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the Company. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

54

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Short-Term Corporate Bond Fund	55

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

56

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short-Term Corporate Bond Fund	57

Notes to Financial Statements  (unaudited) (continued)

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the

58

portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an

PGIM Short-Term Corporate Bond Fund	59

Notes to Financial Statements  (unaudited) (continued)

accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

60

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.38% of the Fund’s average daily net assets up to $10 billion; and 0.37% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the reporting period ended June 30, 2021.

The Manager has contractually agreed, through April 30, 2022, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS contractually agreed through April 30, 2022 to limit such fees to 0.50% of the average daily net assets of Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to

PGIM Short-Term Corporate Bond Fund	61

Notes to Financial Statements  (unaudited) (continued)

0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended June 30, 2021, PIMS received $1,266,784 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended June 30, 2021, PIMS received $127,295 and $34,919 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2021, no 17a-7 transactions were entered into by the Fund.

62

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2021, were $3,413,393,508 and $2,197,972,565, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$241,136,688	$1,747,762,872	$1,772,580,938	$—	$—	$216,318,622	216,318,622	$170,551

PGIM Institutional Money Market Fund (1)(b)(wa)
304,276,942	675,052,720	692,876,343	5,196	(31,620)	286,426,895	286,598,855	99,112	(2)

$545,413,630	$2,422,815,592	$2,465,457,281	$5,196	$(31,620)	$502,745,517		$269,663

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2021 were as follows:

Tax Basis	$13,693,682,361

Gross Unrealized Appreciation	234,179,559
Gross Unrealized Depreciation	(27,234,849)

Net Unrealized Appreciation	$206,944,710

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2020 of approximately $305,698,000 which can be carried forward for an unlimited period. The Fund utilized approximately $67,249,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended December 31, 2020. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

PGIM Short-Term Corporate Bond Fund	63

Notes to Financial Statements  (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 3 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	350,000,000
Class B	5,000,000
Class C	300,000,000
Class R	75,000,000
Class Z	1,675,000,000
Class T	170,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	275,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

64

As of June 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	3,668	0.1%
Class Z	467	0.1%
Class R6	517,806	0.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	83.1%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2021:
Shares sold	29,051,992	$329,847,939
Shares issued in reinvestment of dividends and distributions	1,395,582	15,817,835
Shares purchased	(35,630,256)	(404,973,552)

Net increase (decrease) in shares outstanding before conversion	(5,182,682)	(59,307,778)
Shares issued upon conversion from other share class(es)	12,236,870	139,314,141
Shares purchased upon conversion into other share class(es)	(1,847,286)	(20,966,610)

Net increase (decrease) in shares outstanding	5,206,902	$59,039,753

Year ended December 31, 2020:
Shares sold	143,553,675	$1,597,601,403
Shares issued in reinvestment of dividends and distributions	3,808,559	42,644,950
Shares purchased	(142,590,346)	(1,605,069,899)

Net increase (decrease) in shares outstanding before conversion	4,771,888	35,176,454
Shares issued upon conversion from other share class(es)	15,635,765	175,539,385
Shares purchased upon conversion into other share class(es)	(4,462,361)	(50,131,802)

Net increase (decrease) in shares outstanding	15,945,292	$160,584,037

Class B
Period ended June 26, 2020*:
Shares sold	5,160	$57,468
Shares issued in reinvestment of dividends and distributions	455	5,010
Shares purchased	(13,752)	(151,158)

Net increase (decrease) in shares outstanding before conversion	(8,137)	(88,680)
Shares purchased upon conversion into other share class(es)	(77,619)	(865,799)

Net increase (decrease) in shares outstanding	(85,756)	$(954,479)

PGIM Short-Term Corporate Bond Fund	65

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount
Six months ended June 30, 2021:
Shares sold	4,012,880	$45,549,982
Shares issued in reinvestment of dividends and distributions	201,892	2,289,228
Shares purchased	(3,312,015)	(37,585,824)

Net increase (decrease) in shares outstanding before conversion	902,757	10,253,386
Shares purchased upon conversion into other share class(es)	(10,657,679)	(121,396,713)

Net increase (decrease) in shares outstanding	(9,754,922)	$(111,143,327)

Year ended December 31, 2020:
Shares sold	10,982,781	$123,047,035
Shares issued in reinvestment of dividends and distributions	647,468	7,234,724
Shares purchased	(9,319,665)	(103,668,576)

Net increase (decrease) in shares outstanding before conversion	2,310,584	26,613,183
Shares issued upon conversion from other share class(es)	18	204
Shares purchased upon conversion into other share class(es)	(12,803,858)	(143,814,385)

Net increase (decrease) in shares outstanding	(10,493,256)	$(117,200,998)

Class R
Six months ended June 30, 2021:
Shares sold	639,042	$7,241,193
Shares issued in reinvestment of dividends and distributions	101,838	1,154,403
Shares purchased	(946,917)	(10,748,274)

Net increase (decrease) in shares outstanding before conversion	(206,037)	(2,352,678)
Shares purchased upon conversion into other share class(es)	(1,144)	(12,963)

Net increase (decrease) in shares outstanding	(207,181)	$(2,365,641)

Year ended December 31, 2020:
Shares sold	2,498,147	$28,154,067
Shares issued in reinvestment of dividends and distributions	236,257	2,641,794
Shares purchased	(2,631,683)	(29,159,345)

Net increase (decrease) in shares outstanding before conversion	102,721	1,636,516
Shares purchased upon conversion into other share class(es)	(84,062)	(951,766)

Net increase (decrease) in shares outstanding	18,659	$684,750

66

Class Z	Shares	Amount
Six months ended June 30, 2021:
Shares sold	197,052,805	$2,241,654,864
Shares issued in reinvestment of dividends and distributions	6,662,833	75,722,643
Shares purchased	(137,028,325)	(1,559,007,931)

Net increase (decrease) in shares outstanding before conversion	66,687,313	758,369,576
Shares issued upon conversion from other share class(es)	2,285,553	26,004,627
Shares purchased upon conversion into other share class(es)	(9,823,620)	(111,637,648)

Net increase (decrease) in shares outstanding	59,149,246	$672,736,555

Year ended December 31, 2020:
Shares sold	395,661,265	$4,417,801,525
Shares issued in reinvestment of dividends and distributions	12,487,159	140,242,032
Shares purchased	(234,114,243)	(2,600,728,287)

Net increase (decrease) in shares outstanding before conversion	174,034,181	1,957,315,270
Shares issued upon conversion from other share class(es)	5,421,136	61,007,517
Shares purchased upon conversion into other share class(es)	(3,964,019)	(44,563,410)

Net increase (decrease) in shares outstanding	175,491,298	$1,973,759,377

Class R2
Six months ended June 30, 2021:
Shares sold	68,579	$781,661
Shares issued in reinvestment of dividends and distributions	954	10,864
Shares purchased	(7,087)	(81,046)

Net increase (decrease) in shares outstanding	62,446	$711,479

Year ended December 31, 2020:
Shares sold	79,782	$901,413
Shares issued in reinvestment of dividends and distributions	864	9,748
Shares purchased	(10,763)	(118,751)

Net increase (decrease) in shares outstanding before conversion	69,883	792,410
Shares purchased upon conversion into other share class(es)	(6,594)	(75,264)

Net increase (decrease) in shares outstanding	63,289	$717,146

Class R4
Six months ended June 30, 2021:
Shares sold	85,155	$969,939
Shares issued in reinvestment of dividends and distributions	49	554
Shares purchased	(18,100)	(206,249)

Net increase (decrease) in shares outstanding before conversion	67,104	764,244
Shares issued upon conversion from other share class(es)	4,509	51,612

Net increase (decrease) in shares outstanding	71,613	$815,856

Year ended December 31, 2020:
Shares sold	25,308	$282,911
Shares issued in reinvestment of dividends and distributions	47	527
Shares purchased	(45,833)	(510,462)

Net increase (decrease) in shares outstanding before conversion	(20,478)	(227,024)
Shares issued upon conversion from other share class(es)	9,858	112,678
Shares purchased upon conversion into other share class(es)	(18)	(204)

Net increase (decrease) in shares outstanding	(10,638)	$(114,550)

PGIM Short-Term Corporate Bond Fund	67

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended June 30, 2021:
Shares sold	58,109,995	$661,345,381
Shares issued in reinvestment of dividends and distributions	2,041,280	23,216,773
Shares purchased	(20,475,767)	(233,152,336)

Net increase (decrease) in shares outstanding before conversion	39,675,508	451,409,818
Shares issued upon conversion from other share class(es)	7,947,401	90,374,413
Shares purchased upon conversion into other share class(es)	(151,976)	(1,730,859)

Net increase (decrease) in shares outstanding	47,470,933	$540,053,372

Year ended December 31, 2020:
Shares sold	68,882,667	$775,069,504
Shares issued in reinvestment of dividends and distributions	3,455,451	38,829,464
Shares purchased	(33,171,985)	(369,340,128)

Net increase (decrease) in shares outstanding before conversion	39,166,133	444,558,840
Shares issued upon conversion from other share class(es)	381,771	4,304,149
Shares purchased upon conversion into other share class(es)	(49,903)	(561,303)

Net increase (decrease) in shares outstanding	39,498,001	$448,301,686

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

68

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2021.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable

PGIM Short-Term Corporate Bond Fund	69

Notes to Financial Statements  (unaudited) (continued)

government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Illiquid Investments Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Illiquid investments risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar

70

deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of

PGIM Short-Term Corporate Bond Fund	71

Notes to Financial Statements  (unaudited) (continued)

the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.    Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

72

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.42		$11.11	$10.71	$10.95	$11.01	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.22	0.26	0.24	0.21	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.08)		0.34	0.43	(0.20)	-	0.08
Total from investment operations	-(b)		0.56	0.69	0.04	0.21	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.29)	(0.28)	(0.27)	(0.26)
Net asset value, end of period	$11.31		$11.42	$11.11	$10.71	$10.95	$11.01
Total Return(c) :	0.00	%(b)	5.13%	6.47%	0.34%	1.91%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,878,749		$1,837,307	$1,609,745	$1,173,934	$1,373,562	$1,861,163
Average net assets (000)	$1,830,608		$2,048,213	$1,352,830	$1,273,713	$1,413,981	$1,751,490
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	0.75	%(f)	0.76%	0.80%	0.79%	0.78%	0.77%
Expenses before waivers and/or expense reimbursement	0.76	%(f)	0.77%	0.80%	0.79%	0.78%	0.77%
Net investment income (loss)	1.51	%(f)	1.93%	2.33%	2.20%	1.90%	1.72%
Portfolio turnover rate(g)	17%		36%	60%	36%	50%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	73

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.42		$11.11	$10.72	$10.95	$11.01	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.14	0.18	0.16	0.13	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.08)		0.34	0.42	(0.19)	-	0.08
Total from investment operations	(0.04)		0.48	0.60	(0.03)	0.13	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.21)	(0.20)	(0.19)	(0.18)
Net asset value, end of period	$11.31		$11.42	$11.11	$10.72	$10.95	$11.01
Total Return(b) :	(0.36)%		4.40%	5.63%	(0.27)%	1.16%	1.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$380,903		$495,994	$599,005	$825,668	$1,138,547	$1,446,238
Average net assets (000)	$417,266		$534,970	$722,408	$970,998	$1,298,103	$1,536,399
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.49%	1.49%	1.52%	1.52%
Expenses before waivers and/or expense reimbursement	1.49	%(e)	1.48%	1.49%	1.49%	1.52%	1.52%
Net investment income (loss)	0.79	%(e)	1.27%	1.65%	1.49%	1.16%	0.98%
Portfolio turnover rate(f)	17%		36%	60%	36%	50%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class R Shares
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.42		$11.11	$10.72	$10.95	$11.01	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.19	0.22	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.34	0.42	(0.19)	-	0.09
Total from investment operations	(0.02)		0.53	0.64	0.01	0.18	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.22)	(0.25)	(0.24)	(0.24)	(0.24)
Net asset value, end of period	$11.31		$11.42	$11.11	$10.72	$10.95	$11.01
Total Return(b):	(0.15)%		4.86%	6.03%	0.13%	1.63%	2.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$139,390		$143,094	$138,971	$143,370	$167,645	$174,661
Average net assets (000)	$140,871		$133,401	$139,946	$156,009	$172,119	$167,164
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.02%	1.11%	1.09%	1.05%	1.02%
Expenses before waivers and/or expense reimbursement	1.31	%(e)	1.28%	1.36%	1.34%	1.30%	1.27%
Net investment income (loss)	1.21	%(e)	1.70%	2.02%	1.90%	1.62%	1.48%
Portfolio turnover rate(f)	17%		36%	60%	36%	50%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	75

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.45		$11.14	$10.74	$10.98	$11.04	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.29	0.27	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.08)		0.35	0.43	(0.21)	-	0.08
Total from investment operations	0.02		0.60	0.72	0.06	0.24	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.32)	(0.30)	(0.30)	(0.29)
Net asset value, end of period	$11.34		$11.45	$11.14	$10.74	$10.98	$11.04
Total Return(b):	0.14%		5.43%	6.75%	0.61%	2.17%	2.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,962,385		$8,371,100	$6,187,736	$5,716,205	$6,791,114	$6,682,219
Average net assets (000)	$8,626,752		$7,069,401	$5,905,291	$6,387,796	$6,712,127	$6,041,649
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)	0.47%	0.52%	0.53%	0.53%	0.52%
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.50%	0.53%	0.53%	0.53%	0.52%
Net investment income (loss)	1.79	%(e)	2.22%	2.61%	2.46%	2.15%	1.98%
Portfolio turnover rate(f)	17%		36%	60%	36%	50%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Class R2 Shares
	Six Months Ended June 30, 2021		Year Ended December 31,			December 27, 2017(a) through December 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.47		$11.15	$10.75	$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.24	0.23	-	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.36	0.43	(0.21)	-	(c)
Total from investment operations	(0.01)		0.56	0.67	0.02	-
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.24)	(0.27)	(0.26)	-	(c)
Net asset value, end of period	$11.36		$11.47	$11.15	$10.75	$10.99
Total Return(d) :	(0.06)%		5.09%	6.32%	0.23%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,619		$919	$188	$61	$10
Average net assets (000)	$1,201		$477	$91	$24	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.88%	0.91%	0.92%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	3.10	%(f)	6.58%	22.41%	83.41%	174.19	%(f)
Net investment income (loss)	1.38	%(f)	1.74%	2.20%	2.13%	1.82	%(f)
Portfolio turnover rate(g)	17%		36%	60%	36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	77

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended June 30, 2021		Year Ended December 31,			December 27, 2017(a) through December 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.46		$11.15	$10.76	$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.24	0.27	0.26	-	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.07)		0.34	0.42	(0.20)	-	(c)
Total from investment operations	0.02		0.58	0.69	0.06	-
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.27)	(0.30)	(0.29)	-	(c)
Net asset value, end of period	$11.36		$11.46	$11.15	$10.76	$10.99
Total Return(d):	0.15%		5.26%	6.49%	0.59%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,248		$439	$546	$375	$10
Average net assets (000)	$740		$347	$585	$69	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.63%	0.67%	0.67%	0.66	%(f)
Expenses before waivers and/or expense reimbursement	4.22	%(f)	8.45%	4.00%	29.85%	173.93	%(f)
Net investment income (loss)	1.61	%(f)	2.11%	2.46%	2.45%	2.08	%(f)
Portfolio turnover rate(g)	17%		36%	60%	36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class R6 Shares
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.46		$11.14	$10.75	$10.99	$11.05	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.26	0.30	0.28	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.36	0.42	(0.20)	-	0.08
Total from investment operations	0.02		0.62	0.72	0.08	0.25	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.33)	(0.32)	(0.31)	(0.30)
Net asset value, end of period	$11.35		$11.46	$11.14	$10.75	$10.99	$11.05
Total Return(b):	0.19%		5.62%	6.76%	0.72%	2.30%	2.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,343,168		$1,821,666	$1,331,608	$1,216,253	$1,020,248	$116,543
Average net assets (000)	$2,056,211		$1,498,054	$1,261,494	$1,139,003	$741,165	$143,488
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.42%	0.42%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.39	%(e)	0.40%	0.42%	0.42%	0.42%	0.42%
Net investment income (loss)	1.87	%(e)	2.31%	2.71%	2.58%	2.27%	2.08%
Portfolio turnover rate(f)	17%		36%	60%	36%	50%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	79

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

80

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc., (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and

Visit our website at pgim.com/investments

responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively

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determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period though it underperformed over all other periods.
•

PGIM Investments has contractually agreed, through April 30, 2022, to limit (exclusive of certain fees and expenses) Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short-Term Corporate Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT-TERM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PBSMX	PIFCX	JDTRX	PIFZX	PIFEX	PIFGX	PSTQX
CUSIP	74441R102	74441R300	74441R409	74441R508	74441R805	74441R888	74441R607

MF140E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 16, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 16, 2021